Feb. 29, 2024
Destinations Core Fixed Income Fund | Destinations Core Fixed Income Fund
Investment objective
Maximize current income and total return.
Fund fees and expenses
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses** (expenses that you pay each year as a percentage of the value of your investment)	Class I	Class Z
Management Fees	0.65%	0.65%
Distribution and Service (12b-1) Fees	None	None
Other Expenses	0.23%	0.08%
Total Annual Fund Operating Expenses	0.88%	0.73%
Fee Waivers and Expense Reimbursements	(0.04)%*	(0.04)%*
Total Annual Fund Operating Expenses Less Fee Waivers and Expense Reimbursements	0.84%	0.69%

*
The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2025 and may be amended or terminated only with the consent of the Board of Trustees.

**
Annual expenses have been restated based on estimated current expenses as of April 30, 2024 using the Fund’s assets as of April 30, 2024. Consequently, the Fund’s Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus).

Examples
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	After 1 year	After 3 years	After 5 years	After 10 years
Class I Shares	$85	$276	$483	$1,079
Class Z Shares	$70	$229	$401	$901

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 181% of the average value of its portfolio.

Principal investment strategies
The Fund will invest, under normal market conditions, at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in fixed income instruments. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior written notice to shareholders.
The Fund employs a “multi-manager” strategy whereby the Adviser allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets. The Adviser may also invest a portion of the Fund’s assets in unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and that have investment objectives and principal investment strategies consistent with those of the Fund, including open-end funds, closed-end funds and exchange traded funds (ETFs), which may be passively managed (i.e., index-tracking) or actively managed. ETFs may also be used to transition the Fund’s portfolio or to equitize cash while awaiting an opportunity to purchase securities directly. When determining how to allocate the Fund’s assets between unaffiliated funds and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.
The Fund invests primarily in bonds, debt, and other fixed income instruments issued by governmental or private-sector entities, including mortgage-backed securities, asset-backed securities, investment grade corporate bonds, junk bonds, bank loans, loan participations, assignments, derivatives, credit default swaps, inverse floater securities, interest-only and principal-only securities and money market instruments.
A Sub-adviser will select securities based on its assessment of one or more of a variety of factors. Under normal market conditions, the Fund’s total investment portfolio will have a weighted average effective duration of no less than one year and no more than ten years.
The Fund will invest a substantial portion of its nets assets in mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the United States Government, its agencies, instrumentalities or sponsored corporations, or in privately issued mortgage-backed securities rated at the time of investment Aa3 or higher by Moody’s or AA- or higher by S&P or the equivalent by any other nationally recognized statistical rating organization or in unrated securities that are determined by a Sub-adviser to be of comparable quality.
The Fund will also invest in junk bonds, bank loans and assignments, privately issued residential and commercial mortgage-backed securities, and other instruments rated below investment grade or unrated but determined by the Sub-adviser to be of comparable quality, and may invest in credit default swaps of companies in the high yield universe.
A Sub-adviser may sell a security for a variety of reasons, such as where the Sub-adviser believes there is a better investment opportunity, when the portfolio managers perceive deterioration in the credit fundamentals of the issuer or when the portfolio managers believe it would be appropriate to do so in order to readjust duration of the Fund’s investment portfolio.
Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.
The Fund may also lend portfolio securities in an attempt to earn additional income. Any income realized through securities lending may help Fund performance.

Performance
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance. The bar chart shows only the performance of the Fund’s Class I shares. Returns for Class Z shares would have been substantially similar to those of Class I shares and would have differed only to the extent that Class I shares have higher total annual fund operating expenses than Class Z shares. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance information is available at www.destinationsfunds.com or by calling 1-877-771-7979.

Annual Total Returns (%) as of December 31, 2023

The Fund’s best and worst calendar quarters
Best Quarter: 6.73% (September 30, 2023)
Worst Quarter: -5.65% in (March 31, 2022)
The Fund’s Class I total return (pre-tax) from January 1, 2024 to March 31, 2024 was -0.19%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2023)
	1 Year	5 Years	Since Inception (03/20/2017)
Return Before Taxes
Class I	5.94%	0.12%	0.39%
Class Z*	5.91%	0.25%	0.44%
Return After Taxes on Distributions
Class I	4.39%	-1.02%	-0.72%
Return After Taxes on Distributions and Sale of Fund Shares
Class I	3.48%	-0.31%	-0.11%
ICE BofA US Broad Market Index (reflects no deduction for fees, expenses, or taxes)	5.39%	1.08%	1.26%

*
The Fund’s Class Z shares commenced operations on July 16, 2018.

The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for Class I and will vary for Class Z. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.